                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [  ];  Amendment Number: _____
This Amendment (Check only one.):    [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      S Squared Technology Corp.
Address:   515 Madison Avenue
           New York, NY 10022

Form 13F File Number: 28-3840

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Seymour L. Goldblatt
Title:   President
Phone:   212-421-2155

Signature, Place, and Date of Signing:

    /S/ Seymour L. Goldblatt         New York, New York         February 7, 2002
    ------------------------
         [Signature]


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]       NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:        0

Form 13F Information Table Entry Total:   111

Form 13F Information Table Value Total:   $487,686
                                          --------
                                         (thousands)


List of Other  Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manger filing this report.                NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

                                    FORM 13F
Page 1 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)


     Item 1:                 Item 2: Item 3:   Item 4:    Item 5:           Item 6:             Item 7:         Item 8:
 Name of Issuer              Title                                    Investment Discretion               Voting Authority (Shares)
                              of     CUSIP      Fair     Shares of   ------------------------  Managers   --------------------------
                             Class   Number    Market    Principal   (a)       (b)      (c)      See       (a)    (b)      (c)
                                                Value      Amount    Sole    Shared-   Shared-   Instr.   Sole  Shared     None
                                                 (x                        As Defined  Other       V
                                               $1,000)                     in Instr. V
 -------------              ------- -------   -------- ------------  ---- ------------ ------- --------  -----   ------     -----
1-800 DATABASE LTD            COM     PRIVATE       0    510,204 SH    X                                 510,204
3COM CORP                     COM   885535104   5,144    806,200 SH    X                                 806,200
A D C TELECOMMUNICATN         COM   000886101   1,441    313,200 SH    X                                 313,200
ACCENTURE LTD BERMUDA CLA     COM   G1150G111   8,211    305,000 SH    X                                 305,000
ACTUATE SOFTWARE CORP         COM   00508B102     250     47,500 SH    X                                  47,500
ADOLOR CORP                   COM   00724X102   7,176    399,800 SH    X                                 399,800
AETHER SYSTEMS INC.           COM   00808V105     560     60,900 SH    X                                  60,900
ALKERMES INC                  COM   01642T108   5,135    194,800 SH    X                                 194,800
AMERICAN MANAGEMENT
  SYSTEMS INC                 COM   027352103   4,755    263,000 SH    X                                 263,000
AMERN PWR CONVERSION          COM   029066107   5,898    407,900 SH    X                                 407,900
ARTISOFT INC                  COM   04314L106   2,422  1,416,300 SH    X                               1,416,300
ASPECT TELECOMMUNICATIONS     COM   04523Q102   3,019    778,200 SH    X                                 778,200
AT&T CORP LIBERTY MEDIA
  GROUP                       COM   001957208   7,533    538,100 SH    X                                 538,100
AVANT IMMUNOTHERAPEUTICS      COM   053491106   2,746    684,800 SH    X                                 684,800
BIOTRANSPLANT INC             COM   09066Y107   9,545  1,078,500 SH    X                               1,078,500
CABLEVISION SYS CORP CL A     COM   12686C109   7,117    150,000 SH    X                                 150,000
CALIPER TECHNOLOGIES          COM   130876105     205     13,109 SH    X                                  13,109
CAMBRIDGE HEART INC           COM   131910101   3,673  1,311,957 SH    X                               1,311,957
CHARTER COMMUNCTNS DEL CL A   COM   16117M107   2,054    125,000 SH    X                                 125,000
CISCO SYSTEMS                 COM   17275R102     218     12,048 SH    X                                  12,048
CITRIX SYS INC                COM   177376100   8,117    358,200 SH    X                                 358,200
COGNOS                        COM   19244C109   2,690    107,602 SH    X                                 107,602
COMPUTER ASSOCIATES INTL      COM   204912109   9,195    266,600 SH    X                                 266,600
COMPUTER TASK GROUP           COM   205477102   1,441    365,800 SH    X                                 365,800
COMPUWARE CORP                COM   205638109   4,681    397,000 SH    X                                 397,000
COMTECH TELECOMMUNICAT NEW    COM   205826209   6,035    486,698 SH    X                                 486,698
COMVERSE TECH                 COM   205862402   2,237    100,000 SH    X                                 100,000
                                              -------
COLUMN TOTAL                                  111,498
                                              -------

                                    FORM 13F
Page 2 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)


     Item 1:                                                                Item 6:                            Item 8:
 Name of Issuer              Item 2: Item 3:   Item 4:    Item 5:    Investment Discretion     Item 7:   Voting Authority (Shares)
                            Title of  CUSIP      Fair    Shares of  ------------------------   Managers  -------------------------
                             Class   Number    Market    Principal   (a)       (b)      (c)      See       (a)        (b)      (c)
                                                Value      Amount    Sole    Shared-   Shared-   Instr.   Sole     Shared     None
                                                 (x                        As Defined  Other       V
                                               $1,000)                     in Instr. V
 -------------              -------  --------  -------- ------------  ---- ------------ ------- --------  -------    ------    -----
COR THERAPEUTICS INC.         COM    217753102   1,467     61,300 SH    X                                  61,300
CORVIS CORP                   COM    221008103   1,476    456,900 SH    X                                 456,900
CUBIST PHARMACEUTICALS        COM    229678107   3,564     99,100 SH    X                                  99,100
CYBERONICS INC                COM    23251P102   3,714    140,000 SH    X                                 140,000
CYGNUS INC                    COM    232560102   5,043    960,500 SH    X                                 960,500
DAVITA INC                    COM    23918K108   5,626    230,100 SH    X                                 230,100
DDI CORP                      COM    233162106     246     25,000 SH    X                                  25,000
DEPOMED INC                   COM    249908104   4,127    598,080 SH    X                                 598,080
E M C CORP                    COM    268648102   8,400    625,000 SH    X                                 625,000
EARTHLINK NETWORK INC         COM    270321102   6,352    521,900 SH    X                                 521,900
ELOYALTY CORP                 COM    290151109     409     77,000 SH    X                                  77,000
ENREV CORP                    PFD    private         0     50,000 SH    X                                  50,000
ERICSSON LM TELEPHONE CO.     COM    294821400   1,510    289,300 SH    X                                 289,300
EXTREME NETWORKS INC          COM    30226D106   1,225     95,000 SH    X                                  95,000
GARTNER GROUP INC NEW CL B    PFD    366651206   1,008     90,000 SH    X                                  90,000
GARTNER GROUP INC NEW         COM    366651107   1,021     87,300 SH    X                                  87,300
GENERAL MTRS CORP CL H        COM    370442501   5,315    344,000 SH    X                                 344,000
GENTA INC NEW                 COM    37245M207   3,855    270,900 SH    X                                 270,900
GIGA INFORMATION GROUP INC    COM    37517M109   1,431    894,625 SH    X                                 894,625
GROUP 1 SOFTWARE NEW          COM    39943Y103   1,361     87,500 SH    X                                  87,500
H POWER CORP                  COM    40427A108     874    280,000 SH    X                                 280,000
HONEYWELL INTL                COM    438516106   4,735    140,000 SH    X                                 140,000
HOTJOBS INC                   COM    441474103     753     72,500 SH    X                                  72,500
HYPERION SOLUTIONS            COM    44914M104   2,387    120,200 SH    X                                 120,200
IMANAGE INC                   COM    45245Y105   1,929    244,500 SH    X                                 244,500
                                               -------
COLUMN TOTAL                                    67,828
                                               -------

                                    FORM 13F
Page 3 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)


     Item 1:                                                                  Item 6:                              Item 8:
 Name of Issuer              Item 2: Item 3:   Item 4:    Item 5:     Investment Discretion     Item 7:   Voting Authority (Shares)
                            Title of CUSIP      Fair     Shares of   ------------------------  Managers   --------------------------
                             Class   Number    Market    Principal   (a)       (b)      (c)      See       (a)       (b)      (c)
                                                Value      Amount    Sole    Shared-   Shared-   Instr.   Sole      Shared     None
                                                 (x                        As Defined  Other       V
                                               $1,000)                     in Instr. V
 -------------              -------  -------   -------- ------------  ---- ------------ ------- --------   --------  ------    -----
IMMUNEX CORP                  COM    452528102  10,588    382,100 SH    X                                    382,100
IMS HEALTH                    COM    449934108   3,957    202,800 SH    X                                    202,800
INDUS INTL INC                COM    45578L100  13,812  1,892,000 SH    X                                  1,892,000
INDUSTRI MATIMATIK            COM    455792101     241    233,700 SH    X                                    233,700
INFINIUM SOFTWARE INC         COM    45662Y109     682    340,900 SH    X                                    340,900
INTERACTIVE INTELLIGEN        COM    45839M103   2,162    311,100 SH    X                                    311,100
J D EDWARDS & CO              COM    281667105   1,439     87,500 SH    X                                     87,500
KEYNOTE SYS INC               COM    493308100     958    102,500 SH    X                                    102,500
KOSAN BIOSCIENCES INC         COM    50064W107   3,798    475,400 SH    X                                    475,400
KPMG CONSULTING INC           COM    48265R109   5,493    331,500 SH    X                                    331,500
LANTE CORP                    COM    516540101     298    246,000 SH    X                                    246,000
LEXENT INC                    COM    52886Q102   3,037    485,900 SH    X                                    485,900
LEXMARK INTL GROUP INC CL A   COM    529771107  13,806    234,000 SH    X                                    234,000
LUCENT                        COM    549463107   2,205    350,000 SH    X                                    350,000
MANUGISTICS GROUP INC         COM    565011103  10,382    492,500 SH    X                                    492,500
MAXTOR CORP                   COM    577729205  12,807  2,020,000 SH    X                                  2,020,000
MEDIMMUNE INC                 COM    584699102   5,562    120,000 SH    X                                    120,000
META GROUP INC                COM    591002100     115     52,500 SH    X                                     52,500
MULTITUDE INC SERIES E        PFD    private         0    934,580 SH    X                                    934,580
NABI INC                      COM    628716102  14,044  1,360,833 SH    X                                  1,360,833
NEOPHARM INC                  COM    640919106  15,463    617,290 SH    X                                    617,290
NEW FOCUS INC                 COM    644383101     844    221,400 SH    X                                    221,400
NORTEL NETWORKS CORP          COM    656568102   2,655    355,594 SH    X                                    355,594
NOVADIGM INC                  COM    669937104     214     22,500 SH    X                                     22,500
ORTEC INTL INC                COM    68749B108   1,983    341,836 SH    X                                    341,836
PARK OHIO HLDGS CORP          COM    700666100     193     60,700 SH    X                                     60,700
PEOPLESOFT INC                COM    712713106   5,499    136,800 SH    X                                    136,800
PEREGRINE SYSTEMS INC         COM    71366Q101   2,923    197,100 SH    X                                    197,100
PERKINELMER INC               COM    714046109   2,977     85,000 SH    X                                     85,000
PRAECIS PHARMACEUTICAL        COM    739421105   2,088    358,700 SH    X                                    358,700
                                               -------
COLUMN TOTAL                                   140,225
                                               -------

                                    FORM 13F
Page 4 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)


     Item 1:                                                                 Item 6:                             Item 8:
 Name of Issuer              Item 2:  Item 3:   Item 4:    Item 5:     Investment Discretion     Item 7:   Voting Authority (Shares)
                            Title of  CUSIP      Fair     Shares of  ------------------------   Managers  --------------------------
                             Class   Number    Market    Principal   (a)       (b)      (c)       See      (a)          (b)    (c)
                                                Value      Amount    Sole    Shared-   Shared-   Instr.   Sole        Shared   None
                                                 (x                        As Defined  Other       V
                                               $1,000)                     in Instr. V
 -------------              ------- -------   -------- ------------  ---- ------------ ------- --------   ---------   ------   -----
QRS CORP                      COM   74726X105     317     22,500 SH    X                                     22,500
QWEST COMMUNICATIONS
  INTERNATIONAL               COM   749121109     989     70,000 SH    X                                     70,000
RADIOSHACK CORP               COM   750438103  11,059    367,400 SH    X                                    367,400
READ RITE INC                 COM   755246105   2,865    433,500 SH    X                                    433,500
REAL NETWORKS INC             COM   75605L104   2,542    428,000 SH    X                                    428,000
REGISTER INC                  COM   75914G101     575     50,000 SH    X                                     50,000
RESONATE INC                  COM   76115Q104   1,284    458,500 SH    X                                    458,500
RIBOZYME PHARMACEUTICL        COM   762567105   4,261    932,400 SH    X                                    932,400
S1 CORPORATION                COM   78463B101  16,342  1,010,000 SH    X                                  1,010,000
SABRE GROUP HLDGS INC CL A    COM   785905100   3,354     79,200 SH    X                                     79,200
SANMINA-SCI CORP              COM   800907107  32,460  1,631,151 SH    X                                  1,631,151
SERONO S A                    ADR   863155107  10,218    460,500 SH    X                                    460,500
SKILLSOFT CORP                COM   83066P101     648     25,000 SH    X                                     25,000
SOLECTRON CORP                COM   834182107  33,596  2,978,373 SH    X                                  2,978,373
WORLDWEB.NET
SERIES B                      PFD   private        20  2,000,000 SH    X                                  2,000,000
SYCAMORE NETWORKS INC         COM   871206108   4,290    800,300 SH    X                                    800,300
TECHNOLOGY SOLUTIONS          COM   87872T108   5,687  2,561,775 SH    X                                  2,561,775
TULARK INC                    COM   899165104   2,181     90,815 SH    X                                     90,815
TURNSTONE SYSTEMS             COM   900423104   1,424    358,600 SH    X                                    358,600
VIANT INC                     COM   92553N107   1,282    767,500 SH    X                                    767,500
VION PHARMACEUTICALS          COM   927624106   2,073    470,000 SH    X                                    470,000
VIROPHARMA INC                COM   928241108   2,077     90,500 SH    X                                     90,500
VITESSE SEMICONDUCTOR         COM   928497106   1,067     85,810 SH    X                                     85,810
WEBSENSE INC                  COM   947684106   3,823    119,200 SH    X                                    119,200
WESTERN DIGITAL CORP          COM   958102105  23,417  3,734,700 SH    X                                  3,734,700
                                              -------
COLUMN TOTAL                                  167,851
                                              -------

                                    FORM 13F
Page 5 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP. (SEC USE ONLY)


   S SQUARED                                                                Item 6:                             Item 8:
   TECHNOLOGY               Item 2:  Item 3:   Item 4:    Item 5:      Investment Discretion    Item 7:    Voting Authority (Shares)
ADDITIONS TO 13F            Title of  CUSIP      Fair     Shares of   ------------------------  Managers  --------------------------
                             Class   Number    Market    Principal   (a)       (b)      (c)      See       (a)      (b)      (c)
                                                Value      Amount    Sole    Shared-   Shared-   Instr.   Sole    Shared     None
                                                 (x                        As Defined  Other       V
                                               $1,000)                     in Instr. V
 -------------              ------- -------   -------- ------------  ---- ------------ ------- --------   ------  ------    -----
ALPHA INDUSTRIES              COM    20753109      55      2,500 SH   X                                   2,500
COMTECH TELECOMM              COM   205826208      95      7,650 SH   X                                   7,650
NETSCREEN TECHNOLOGIES        COM   64117V107       2        100 SH   X                                     100
VERITY INC                    COM   92343C106     132      6,500 SH   X                                   6,500


                                              -------
COLUMN TOTAL                                      284
                                              -------
GRAND TOTAL                                   487,686
                                              =======